Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Real Estate Equity Fund-Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 16,240	$ 15,148	$ 13,097	$ 17,540	$ 12,375	$ 12,850	$ 10,036	$ 10,847	$ 10,324	$ 9,834	$ 9,427
Columbia Real Estate Equity Fund-Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 17,655	16,433	14,168	18,923	13,321	13,803	10,752	11,590	11,005	10,457	10,000
Columbia Real Estate Equity Fund-Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 17,877	16,621	14,316	19,101	13,438	13,896	10,815	11,644	11,039	10,474	10,000
Columbia Real Estate Equity Fund-Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 17,909	16,630	14,326	19,101	13,420	13,874	10,789	11,611	11,005	10,457	10,000
Columbia Real Estate Equity Fund-Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 17,673	16,433	14,168	18,923	13,321	13,803	10,752	11,590	11,005	10,457	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Account Value	$ 17,454	$ 16,052	$ 14,114	$ 18,661	$ 13,028	$ 14,161	$ 11,239	$ 11,784	$ 11,199	$ 10,320	$ 10,000